Contracted concessional assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements of Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	$ 1,161,441	$ 1,169,216
Total, beginning of period	9,084,270
Change in the scope of the consolidated financial statements (Note 5)		0
Total, end of period	8,549,181	9,084,270
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	10,633,769	10,067,596
Additions	10,463	15,426
Application of IFRS 16 - Leases (Note 2)	62,982
Subtractions	(92,814)	(42,500)
Change in the scope of the consolidated financial statements (Note 5)	170,040
Translation differences	(280,680)	593,247
Reclassification and other movements	(27,932)
Total, end of period	10,475,828	10,633,769
Accumulated Amortization [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(1,549,499)	(1,143,324)
Adjustments arising from application of IFRS9 - Expected Credit Losses (Note 2)	(53,048)
Additions	(362,697)	(309,846)
Change in the scope of the consolidated financial statements (Note 5)	(14,131)
Translation differences	52,728	(96,329)
Total, end of period	(1,926,647)	(1,549,499)
Contracted Concessional Assets [Member]
Movements of Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	$ 843,291	936,004
Impairment loss on contracted concessional financial assets		$ 0
Mojave [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation	5.00%
Assumed percentage increase in discount rate	0.50%
Percentage recoverable amount exceeds carrying amount	10.00%
Mojave [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	4.60%
Mojave [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	5.80%
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment loss on contracted concessional financial assets	$ 42,721
Recoverable amount of impairment loss	$ 1,141,209
Assumed percentage decrease in generation	5.00%
Additional impairment loss that could be recognised due to assumed percentage decrease in generation	$ 72,000
Assumed percentage increase in discount rate	0.50%
Additional impairment loss that could be recognised due to assumed increase in discount rate	$ 50,000
Solana [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	5.00%
Solana [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	5.80%